Commitments and Contingencies (Notes)	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

TESORO INDEMNIFICATION

Under the Amended Omnibus Agreement, Tesoro indemnifies us for certain matters, including known environmental, title and tax matters associated with the ownership of our assets at or before the closing of the TLLP initial public offering (“Initial Offering”) and subsequent acquisitions from Tesoro, excluding certain Los Angeles assets acquired from Tesoro in 2013. Under the Carson Assets Indemnity Agreement, Tesoro retained responsibility for remediation of known environmental liabilities due to the use or operation of certain Los Angeles assets prior to the acquisition dates, and has indemnified the Partnership for any losses incurred by the Partnership arising out of those remediation obligations. Environmental matters discovered subsequent to the Initial Offering and subsequent acquisitions are also indemnified to the extent they are identified prior to five years from the acquisition date. The indemnification under the Initial Offering for unknown environmental matters expired on April 26, 2016. See Note 3 of our Annual Report on Form 10-K for the year ended December 31, 2015, for additional information regarding the terms and conditions of the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.

CONTINGENCIES

In the ordinary course of business, we may become party to lawsuits, administrative proceedings and governmental investigations, including environmental, regulatory and other matters. The outcome of contingencies cannot always be predicted accurately, but we will accrue liabilities for these matters if the amount is probable and can be reasonably estimated. Contingencies arising after the closing of the Initial Offering from conditions existing before the Initial Offering, and the subsequent acquisitions from Tesoro that have been identified after the closing of each transaction, will be recorded in accordance with the indemnification terms set forth in the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement, as noted above. Any contingencies arising from events after the Initial Offering, and the subsequent acquisitions from Tesoro, will be our responsibility. Other than described in this Note 6, we do not have any other material outstanding lawsuits, administrative proceedings or governmental investigations.

ENVIRONMENTAL LIABILITIES

We are subject to federal, state and local laws and regulations governing environmental quality and pollution control. These laws and regulations require us to remove or remedy the effect of the disposal or release of specified substances at current and former operating sites. We have accrued liabilities for these expenses and believe these accruals are adequate based on current information and projections that can be reasonably estimated. Our environmental liabilities are estimates using internal and third-party assessments and available information to date. It is possible that these estimates will change as more information becomes available. Our liabilities for these environmental expenditures totaled $29 million and $33 million at March 31, 2016 and December 31, 2015, respectively.

TIOGA, NORTH DAKOTA CRUDE OIL PIPELINE RELEASE. In September 2013, the Partnership responded to the release of crude oil in a rural field northeast of Tioga, North Dakota (the “Crude Oil Pipeline Release”). The environmental liabilities related to the Crude Oil Pipeline Release include amounts estimated for remediation activities that will be conducted to restore the site for agricultural use. We have liabilities totaling $23 million and $27 million at March 31, 2016 and December 31, 2015, respectively. This incident was covered by our pollution legal liability insurance policy, subject to a $1 million deductible and a $25 million loss limit. Pursuant to this policy, we have received all insurance recoveries related to the Crude Oil Pipeline Release as of December 31, 2015. The estimated remediation costs of $66 million exceeded our policy loss limit by $41 million as of December 31, 2015.

LEGAL

QUESTAR GAS COMPANY V. QEP FIELD SERVICES COMPANY. Prior to the acquisition of all of the limited liability company interests of QEPFS, QEPFS’ former affiliate, Questar Gas Company (“QGC”) and its affiliate Wexpro, filed a complaint on May 1, 2012, asserting claims for breach of contract, breach of implied covenant of good faith and fair dealing, and an accounting and declaratory judgment related to a 1993 gathering agreement (the “1993 Agreement”) executed when the parties were affiliates. TLLP agreed to indemnify QEP Field Services Company for this claim under the acquisition agreement for QEPFS. Under the 1993 Agreement, certain of TLLP’s systems provide gathering services to QGC charging an annual gathering rate, which is based on the cost of service calculation. QGC disputed the annual calculation of the gathering rate, which has been calculated in the same manner since 1998, without objection by QGC. As a result of the rulings through the date of our acquisition of QEPFS, TLLP assumed a $21 million liability for estimated damages. On March 22, 2016, the parties in this dispute entered into a settlement and release agreement resolving all remaining issues and associated counter claims in exchange for TLLP’s payment of $15 million. We recognized a gain of $6 million in other income, net on our condensed statement of consolidated operations for the three months ended March 31, 2016 as a result of the settlement.

XTO ENERGY INC. V. QEP FIELD SERVICES COMPANY. XTO filed a complaint on January 30, 2014, asserting claims for breach of contract, breach of implied covenant of good faith and fair dealing, unjust enrichment and an accounting and declaratory judgment related to a 2010 gas processing agreement (the “XTO Agreement”). TLLP processes XTO’s natural gas on a firm basis under the XTO Agreement. The XTO Agreement requires TLLP to transport, fractionate and market XTO’s natural gas liquids derived from XTO’s processed gas. XTO is seeking monetary damages related to TLLP’s allocation of charges related to XTO’s share of natural gas liquid transportation, fractionation and marketing costs associated with shortfalls in contractual firm processing volumes. On March 29, 2016, the parties entered into a settlement and release agreement related to payments withheld by XTO unrelated to the allocation of charges they are challenging. Under the settlement and release agreement, XTO agreed to pay all historical undisputed charges by April 15, 2016 less the $22 million of allocated charges they are challenging, and to thereafter tender all similar undisputed charges timely. On April 15, 2016, XTO remitted a $21 million settlement payment related to all undisputed amounts. While we cannot currently estimate the final amount or timing of the resolution of this matter, we believe the outcome will not have a material impact on our liquidity, financial position or results of operations.